Cash and short-term deposits	12 Months Ended
Dec. 31, 2018
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Cash and short-term deposits

15. Cash and short-term deposits

	December 31,
	2017	2018
	(in £)
Cash at banks and on hand	11,005,675	5,343,975
Short-term deposits	39,038,997	19,697,970

	50,044,672	25,041,945

Cash at banks earns interest at floating rates based on daily bank deposit rates, with maturity of three months or less. Short-term deposits are available immediately and earn fixed interest at the respective short-term deposit rates and are held in a diversified portfolio of counterparties.